Equity Method Investments (Narrative) (Details)	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Danone JV USD ($)	Sep. 30, 2012 Danone JV USD ($)	Dec. 31, 2012 Danone JV USD ($)	Dec. 31, 2011 Danone JV USD ($)	Dec. 31, 2011 Danone JV EUR (€)	Dec. 31, 2010 Danone JV USD ($)	Dec. 31, 2010 Danone JV EUR (€)	Dec. 31, 2012 Danone JV EUR (€)
Schedule of Equity Method Investments
Loss from equity method investments	$ 33,433,000	$ 6,314,000	$ 2,925,000
Equity method investment in affiliates	1,000,000	17,000,000
Net loss	(39,014,000)	(12,824,000)	(8,114,000)
Impairment of the company's equity-method investment in Danone JV and related assets				4,000,000	28,000,000
Obligation to fund Danone JV limit, without unanimous consent of owners				18,000,000		18,000,000					14,000,000
Total contributions to the equity method investment						0	5,000,000	3,000,000	5,000,000	4,000,000
Sales by Chiquita to equity method investees	$ 0	$ 0	$ 13,000,000